Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Beginning	₩ 928,615	₩ 1,064,914
Acquisitions	20,192	44,106
Disposals	(11,314)	(59,633)
Depreciation	(53,041)	(70,652)
Others	(6,225)	(50,120)
Ending	878,227	928,615
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	278,585	360,402
Acquisitions		1,327
Disposals	(5,921)	(26,826)
Depreciation		(16,743)
Others	5,801	(39,575)
Ending	278,465	278,585
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	571,335	634,040
Acquisitions	1,548	727
Disposals	(5,343)	(32,807)
Depreciation	(52,416)	(28,358)
Others	83,035	(2,267)
Ending	598,159	571,335
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,408	6,281
Disposals	(50)
Depreciation	(625)	(603)
Others	445	(4,270)
Ending	1,178	1,408
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Others	425
Ending	425
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Beginning	77,287	64,191
Acquisitions	18,644	42,052
Depreciation		(24,948)
Others	₩ (95,931)	(4,008)
Ending		₩ 77,287